Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	¥ 287,379	¥ 268,960
Capitalization	30,260	31,202
Amortization	(18,172)	(16,320)
Effect of changes in foreign exchange rate	6,267	3,537
Ending balance	305,734	287,379
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	77,957	74,676
Capitalization	10,285	8,682
Amortization	(5,901)	(5,401)
Effect of changes in foreign exchange rate	0	0
Ending balance	82,341	77,957
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	166,696	159,041
Capitalization	12,855	16,795
Amortization	(9,970)	(9,140)
Effect of changes in foreign exchange rate	0	0
Ending balance	169,581	166,696
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	42,726	35,243
Capitalization	7,120	5,725
Amortization	(2,301)	(1,779)
Effect of changes in foreign exchange rate	6,267	3,537
Ending balance	¥ 53,812	¥ 42,726